Provisions - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions
Balance at the beginning of the year	$ 350	$ 466
Removal of discontinued US operations	(14)
Additional provisions	263	128
Unused amounts released	(15)	(13)
Utilisation during the year	(204)	(241)
Exchange differences	(8)	10
Balance at the end of the year	$ 372	$ 350